Exhibit 99.1

Navient Student Loan Trust      2014-1
Monthly Servicing Report

Distribution Date 10/25/2016
Collection Period 09/01/2016 - 09/30/2016

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Investment Corp. - Excess Distribution Certificateholder

Page 1 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 09/01/2016 - 09/30/2016, Distribution Date 10/25/2016

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	05/29/2014	08/31/2016	09/30/2016
	Principal Balance	$717,979,937.57	$541,488,959.25	$535,197,822.52
	Interest to be Capitalized Balance	11,067,273.43	4,858,633.08	4,561,054.79
	Pool Balance	$729,047,211.00	$546,347,592.33	$539,758,877.31
	Specified Reserve Account Balance	4,867,795.00	1,365,868.98	1,349,397.19
	Adjusted Pool(1)	$733,915,006.00	$547,713,461.31	$541,108,274.50
	Weighted Average Coupon (WAC)	6.16%	6.17%	6.17%
	Number of Loans	121,418	90,116	88,999
	Aggregate Outstanding Principal Balance - Tbill		$10,995,320.01	$10,905,133.90
	Aggregate Outstanding Principal Balance - LIBOR		$535,352,272.32	$528,853,743.41
	Pool Factor	0.729541721	0.729541721	0.720743764
	Since Issued Constant Prepayment Rate		6.04%	6.03%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	09/26/2016	10/25/2016
	A1	63938EAA2	$9,867,043.04	$3,344,421.07
	A2	63938EAB0	$101,000,000.00	$101,000,000.00
	A3	63938EAC8	$350,000,000.00	$350,000,000.00
	A4	63938EAD6	$60,000,000.00	$60,000,000.00
	B	63938EAE4	$20,000,000.00	$20,000,000.00

C	Account Balances	09/26/2016	10/25/2016
	Reserve Account Balance	$1,365,868.98	$1,349,397.19
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$1,459,226.41	$2,847,372.25
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	09/26/2016	10/25/2016
	Adjusted Pool Balance + Supplemental Loan Purchase	$547,713,461.31	$541,108,274.50
	Total Notes	$540,867,043.04	$534,344,421.07
	Difference	$6,846,418.27	$6,763,853.43
	Parity Ratio	1.01266	1.01266

Page 2 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 09/01/2016 - 09/30/2016, Distribution Date 10/25/2016

II.	Trust Activity 09/01/2016 through 09/30/2016

A	Student Loan Principal Receipts
	Borrower Principal	3,582,273.60
	Guarantor Principal	1,404,342.89
	Consolidation Activity Principal	2,718,565.66
	Seller Principal Reimbursement	279.97
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	19,014.44
	Other Principal Deposits	-
	Total Principal Receipts	$7,724,476.56
B	Student Loan Interest Receipts
	Borrower Interest	1,090,308.60
	Guarantor Interest	54,369.77
	Consolidation Activity Interest	54,443.81
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	7.25
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	1,975.31
	Other Interest Deposits	24,078.06
	Total Interest Receipts	$1,225,182.80
C	Reserves in Excess of Requirement	$16,471.79
D	Investment Income	$3,141.80
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(133,117.45)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(1,388,145.84)
M	AVAILABLE FUNDS	$7,448,009.66
N	Non-Cash Principal Activity During Collection Period	$(1,433,339.83)
O	Non-Reimbursable Losses During Collection Period	$26,720.76
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$20,989.75
Q	Aggregate Loan Substitutions	-

Page 3 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 09/01/2016 - 09/30/2016, Distribution Date 10/25/2016

III.	2014-1 Portfolio Characteristics

		09/30/2016				08/31/2016
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.32%	585	$2,910,019.50	0.544%	6.30%	676	$3,247,408.94	0.600%
	GRACE	6.25%	336	$1,467,277.13	0.274%	6.29%	274	$1,232,095.40	0.228%
	DEFERMENT	6.00%	8,742	$44,778,839.84	8.367%	6.05%	8,907	$45,680,942.86	8.436%

REPAYMENT:	CURRENT	6.15%	64,076	$368,272,413.48	68.811%	6.15%	65,305	$376,646,204.97	69.558%
	31-60 DAYS DELINQUENT	6.20%	1,921	$13,861,510.48	2.590%	6.18%	1,073	$7,688,479.19	1.420%
	61-90 DAYS DELINQUENT	6.06%	514	$3,789,331.34	0.708%	6.38%	862	$6,495,052.16	1.199%
	91-120 DAYS DELINQUENT	6.31%	577	$4,213,311.51	0.787%	6.00%	791	$5,722,908.72	1.057%
	> 120 DAYS DELINQUENT	6.18%	2,517	$16,143,393.97	3.016%	6.19%	2,541	$16,182,012.53	2.988%

	FORBEARANCE	6.36%	9,276	$76,787,696.14	14.348%	6.32%	9,214	$75,663,828.52	13.973%
	CLAIMS IN PROCESS	6.42%	454	$2,971,132.61	0.555%	6.18%	468	$2,907,922.93	0.537%
	AGED CLAIMS REJECTED	2.65%	1	$2,896.52	0.001%	6.26%	5	$22,103.03	0.004%

TOTAL			88,999	$535,197,822.52	100.00%		90,116	$541,488,959.25	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 09/01/2016 - 09/30/2016, Distribution Date 10/25/2016

IV.	2014-1 Portfolio Characteristics (cont’d)

	09/30/2016	08/31/2016
Pool Balance	$539,758,877.31	$546,347,592.33
Outstanding Borrower Accrued Interest	$10,876,550.50	$11,052,280.96
Borrower Accrued Interest to be Capitalized	$4,561,054.79	$4,858,633.08
Borrower Accrued Interest >30 Days Delinquent	$1,152,596.76	$1,112,300.44
Total # Loans	88,999	90,116
Total # Borrowers	29,399	29,767
Weighted Average Coupon	6.17%	6.17%
Weighted Average Remaining Term	153.25	153.23
Non-Reimbursable Losses	$26,720.76	$18,761.37
Cumulative Non-Reimbursable Losses	$889,469.79	$862,749.03
Since Issued Constant Prepayment Rate (CPR)	6.03%	6.04%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	$20,989.75	-
Cumulative Rejected Claim Repurchases	$131,675.81	$110,686.06
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,464,781.26	$1,243,274.09
Borrower Interest Accrued	$2,473,280.10	$2,592,211.68
Interest Subsidy Payments Accrued	$181,111.09	$186,353.49
Special Allowance Payments Accrued	$20,875.15	$20,773.29

Page 5 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 09/01/2016 - 09/30/2016, Distribution Date 10/25/2016

V.	2014-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL(1) - Subsidized	5.82%	43,306	137,089,045.18	25.615%
	- GSL - Unsubsidized	6.10%	35,096	191,283,145.02	35.741%
	- PLUS(2) Loans	8.34%	3,280	56,099,171.49	10.482%
	- SLS(3) Loans	3.65%	7	16,802.62	0.003%
	- Consolidation Loans	5.77%	7,310	150,709,658.21	28.160%
	Total	6.17%	88,999	$535,197,822.52	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.39%	70,549	354,881,526.43	66.308%
	- Two Year	5.57%	9,874	26,276,945.54	4.910%
	- Technical	5.70%	1,168	3,105,109.99	0.580%
	- Other	5.77%	7,408	150,934,240.56	28.202%
	Total	6.17%	88,999	$535,197,822.52	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 09/01/2016 - 09/30/2016, Distribution Date 10/25/2016

VI.	2014-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$7,448,009.66
A	Trustee Fees	-	$7,448,009.66
B	Primary Servicing Fee	$102,281.40	$7,345,728.26
C	Administration Fee	$6,667.00	$7,339,061.26
D	Class A Noteholders’ Interest Distribution Amount	$427,651.56	$6,911,409.70
E	Class B Noteholders’ Interest Distribution Amount	$32,629.51	$6,878,780.19
F	Reserve Account Reinstatement	-	$6,878,780.19
G	Class A Noteholders’ Principal Distribution Amount	$6,522,621.97	$356,158.22
H	Class B Noteholders’ Principal Distribution Amount	-	$356,158.22
I	Unpaid Expenses of The Trustees	-	$356,158.22
J	Carryover Servicing Fee	-	$356,158.22
K	Remaining Amounts to the Noteholders after the first auction date	-	$356,158.22
L	Excess Distribution Certificateholder	$356,158.22	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$535,197,822.52
B	Interest to be Capitalized	$4,561,054.79
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,349,397.19
E	Less: Specified Reserve Account Balance	$(1,349,397.19)
F	Total	$539,758,877.31
G	Class A Notes Outstanding (after application of available funds)	$514,344,421.07
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 09/01/2016 - 09/30/2016, Distribution Date 10/25/2016

VII.	2014-1 Distributions

Distribution Amounts

	A1	A2	A3
Cusip/Isin	63938EAA2	63938EAB0	63938EAC8
Beginning Balance	$9,867,043.04	$101,000,000.00	$350,000,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.25%	0.31%	0.51%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	9/26/2016	9/26/2016	9/26/2016
Accrual Period End	10/25/2016	10/25/2016	10/25/2016
Daycount Fraction	0.08055556	0.08055556	0.08055556
Interest Rate*	0.77528%	0.83528%	1.03528%
Accrued Interest Factor	0.000624532	0.000672864	0.000833976
Current Interest Due	$6,162.28	$67,959.31	$291,891.44
Interest Shortfall from Prior Period Plus Accrued Interest	-	-	-
Total Interest Due	$6,162.28	$67,959.31	$291,891.44
Interest Paid	$6,162.28	$67,959.31	$291,891.44
Interest Shortfall	-	-	-
Principal Paid	$6,522,621.97	-	-
Ending Principal Balance	$3,344,421.07	$101,000,000.00	$350,000,000.00
Paydown Factor	0.030197324	0.000000000	0.000000000
Ending Balance Factor	0.015483431	1.000000000	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 09/01/2016 - 09/30/2016, Distribution Date 10/25/2016

VII.	2014-1 Distributions

Distribution Amounts
	A4	B
Cusip/Isin	63938EAD6	63938EAE4
Beginning Balance	$60,000,000.00	$20,000,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.75%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	9/26/2016	9/26/2016
Accrual Period End	10/25/2016	10/25/2016
Daycount Fraction	0.08055556	0.08055556
Interest Rate*	1.27528%	2.02528%
Accrued Interest Factor	0.001027309	0.001631476
Current Interest Due	$61,638.53	$32,629.51
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$61,638.53	$32,629.51
Interest Paid	$61,638.53	$32,629.51
Interest Shortfall	-	-
Principal Paid	-	-
Ending Principal Balance	$60,000,000.00	$20,000,000.00
Paydown Factor	0.000000000	0.000000000
Ending Balance Factor	1.000000000	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 9 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 09/01/2016 - 09/30/2016, Distribution Date 10/25/2016

VIII.	2014-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$540,867,043.04
	Adjusted Pool Balance	$541,108,274.50
	Overcollateralization Amount	$6,763,853.43
	Principal Distribution Amount	$6,522,621.97
	Principal Distribution Amount Paid	$6,522,621.97

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,365,868.98
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,365,868.98

	Required Reserve Acct Balance	$1,349,397.19
	Release to Collection Account	$16,471.79
	Ending Reserve Account Balance	$1,349,397.19

C	Floor Income Rebate Account
	Beginning Period Balance	$1,459,226.41
	Deposits for the Period	$1,388,145.84
	Release to Collection Account	-
	Ending Balance	$2,847,372.25

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 10 of 10	Trust 2014-1 Monthly Servicing Report: Collection Period 09/01/2016 - 09/30/2016, Distribution Date 10/25/2016